Supplement No. 3 dated March 4, 1996
              (Supplanting Supplement No. 2 dated January 3, 1996)
                                      to
                         Prospectus dated May 1, 1995
                                     for
                    STATE STREET RESEARCH TAX-EXEMPT FUND
              a series of State Street Research Tax-Exempt Trust

Investment and Other Policy Changes

     The following changes apply to the Fund:

     1. Reclassification of certain investment policies from fundamental policies to nonfundamental policies to provide greater investment flexibility as to:

     a. investments in securities of companies with less than three (3) years' continuous operations (broadening the ability of the Fund to invest in securities of such issuers by excluding certain securities from this nonfundamental investment restriction);

     b. investments in illiquid securities (investments of up to 15% of the Fund's net assets in illiquid securities would be permissible).

     2. Amendment of the fundamental policy regarding investing in commodities and commodity contracts to provide greater investment flexibility (investments of up to 10% of net assets in physical commodities would be permissible and investments in financial instruments such as options, futures, etc. would not be deemed investments in commodities and commodity contracts).

     3. Amendment of the fundamental policy regarding securities lending to provide greater investment flexibility (lending of portfolio securities up to a maximum value of 33-1/3% of the Fund's total assets would be permissible).

     4. Amendment of the fundamental policy regarding diversification of investments to provide greater investment flexibility (diversification limitations to not invest in a security if the transaction would result in more than 5% of the Fund's assets being invested in any one non-governmental issuer or result in the Fund owning more than 10% of the voting securities of an issuer, would apply to only 75% of the Fund's total assets).

     5. Amendment of the Master Trust Agreement to permit the Trustees of the Trust to reorganize, merge or liquidate the Fund without prior shareholder approval.

     6. Amendment of the Master Trust Agreement to eliminate the specified time permitted between the record date and any shareholders meeting.

     Each of the above policy changes will be effective upon, and subject to, shareholder approval at a meeting scheduled for April, 1996, or any continued session thereof. For more detailed information about the changes, obtain a copy of the related Proxy Statement by calling Shareholder Services at 1-800-562-0032.

Other Programs

     Immediately after the first sentence of the first paragraph under the caption "Purchase of Shares--Class A Shares--Initial Sales Charges--Other Programs" at page 13 of the Prospectus, the following is added:

     "Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established from time to time by the Distributor, in the event the Distributor determines to implement such arrangements."

Additional Information

     Under the caption "Redemption of Shares--Additional Information" at page
18 of the Prospectus, the first paragraph is revised in its entirety as follows:

     "Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to involuntarily redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntary redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account."

Management of the Fund

     Under the caption "Management of the Fund" at page 23 of the Prospectus, the seventh paragraph is revised in its entirety as follows:

     "The Fund is managed by Paul J. Clifford, Jr. Mr. Clifford has managed the Fund since January 1996. Mr. Clifford's principal occupation currently is Vice President of State Street Research & Management Company. During the past five years he has also served as a securities analyst for State Street Research & Management Company."


CONTROL NUMBER: 2891-960103(0297)SSR-LD                         TE-399E-196IBS

                     Supplement No. 2 dated March 4, 1996
              (Supplanting Supplement No. 1 dated July 17, 1995)
                                      to
                         Prospectus dated May 1, 1995
                                     for
                 STATE STREET RESEARCH NEW YORK TAX-FREE FUND
               series of State Street Research Tax-Exempt Trust


Investment and Other Policy Changes

     The following policy changes apply to the Fund:

     1. Reclassification of certain investment policies from fundamental policies to nonfundamental policies to provide greater investment flexibility as to:

     a. investments in securities of companies with less than three (3) years' continuous operations (broadening the ability of the Fund to invest in securities of such issuers by excluding certain securities from this nonfundamental investment restriction);

     b. investments in illiquid securities (investments of up to 15% of the Fund's net assets in illiquid securities would be permissible).

     2. Amendment of the fundamental policy regarding investing in commodities and commodity contracts to provide greater investment flexibility (investments of up to 10% of net assets in physical commodities would be permissible and investments in financial instruments such as options, futures, etc. would not be deemed investments in commodities and commodity contracts).


     3. Amendment of the fundamental policy regarding diversification of investments to provide greater investment flexibility (diversification limitation to not invest in a security if the transaction would result in the Fund owning more than 10% of the voting securities of an issuer, would apply to only 75% of the Fund's total assets).


     4. Amendment of the Master Trust Agreement to permit the Trustees of the Trust to reorganize, merge or liquidate the Fund without prior shareholder approval.


     5. Amendment of the Master Trust Agreement to eliminate the specified time permitted between the record date and any shareholders meeting.



Each of the above policy changes will be effective upon, and subject to, shareholder approval at a meeting scheduled for April, 1996, or any continued session thereof. For more detailed information about the changes, obtain a copy of the related Proxy Statement by calling Shareholder Services at 1-800-562-0032.

Other Programs

     Immediately after the first sentence of the first paragraph under the caption "Purchase of Shares--Class A Shares--Initial Sales Charges--Other Programs" at page 14 of the Prospectus, the following is added:

     "Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established from time to time by the Distributor, in the event the Distributor determines to implement such arrangements."

Additional Information

     Under the caption "Redemption of Shares--Additional Information" at page
19 of the Prospectus, the first paragraph is revised in its entirety as follows:

     "Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to involuntarily redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntary redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account."

CONTROL NUMBER: 2456I-950717(0896)SSR-LD SSR-258E-795IBS